Scope of consolidation	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Scope of consolidation
Scope of consolidation
The following table sets forth a list of the principal subsidiaries of FCA, which are grouped according to each of our reportable segments as well as our holding and other companies:

Name	Country	Percentage Interest Held
NAFTA
FCA US LLC	USA (Delaware)	100.00
FCA Canada Inc.	Canada	100.00
FCA Mexico, S.A. de C.V.	Mexico	100.00
LATAM
FCA Fiat Chrysler Automoveis Brasil LTDA	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Banco Fidis S.A.	Brazil	100.00
APAC
Chrysler Group (China) Sales Limited	People’s Republic of China	100.00
FCA Japan Ltd.	Japan	100.00
FCA Australia Pty Ltd.	Australia	100.00
FCA Automotive Finance Co. Ltd.	People’s Republic of China	100.00
EMEA
FCA Italy S.p.A.	Italy	100.00
FCA Melfi S.r.l.	Italy	100.00
FCA Poland Spólka Akcyjna	Poland	100.00
FCA Powertrain Poland Sp. z o.o.	Poland	100.00
FCA Serbia d.o.o. Kragujevac	Serbia	66.67
FCA Germany AG	Germany	100.00
FCA France S.A.	France	100.00
Fiat Chrysler Automobiles UK Ltd.	United Kingdom	100.00
Fiat Chrysler Automobiles Spain S.A.	Spain	100.00
Fidis S.p.A.	Italy	100.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co. Ltd.	People's Republic of China	100.00
Maserati North America Inc.	USA (Delaware)	100.00
Components
Magneti Marelli S.p.A.	Italy	99.99 (1)
Automotive Lighting LLC	USA (Delaware)	100.00
Automotive Lighting Reutlingen GmbH	Germany	99.99
Teksid S.p.A.	Italy	100.00
Comau S.p.A.	Italy	100.00
COMAU LLC	USA (Delaware)	100.00
Holding Companies and Other Companies
FCA North America Holdings LLC	USA (Delaware)	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Fiat Chrysler Finance Europe S.A.	Luxembourg	100.00
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(1) FCA holds 100 percent of the voting interest in Magneti Marelli S.p.A.
Itedi S.p.A Held for Sale and Discontinued Operations
On August 1, 2016, FCA announced the signing of a framework agreement which set out terms of the proposed integration, through a merger, between FCA's consolidated media and publishing subsidiary, Italiana Editrice S.p.A (“Itedi”), in which FCA had a 77 percent ownership interest, and the Italian media group, GEDI Gruppo Editoriale S.p.A. (“GEDI”), previously known as Gruppo Editoriale L’Espresso S.p.A. All the conditions precedent for the Merger were met and all regulatory approvals from Italian state authorities that regulate the publishing and media sectors were received in June 2017. All the necessary steps for the merger were completed and on June 27, 2017, FCA and Itedi’s non-controlling shareholder, Ital Press Holding S.p.A. (“Ital Press”), transferred 100 percent of the shares of Itedi to GEDI in exchange for newly issued GEDI shares, resulting in CIR S.p.A., the controlling shareholder of GEDI, holding a 43.4 percent ownership interest in GEDI, FCA holding 14.63 percent and Ital Press holding 4.37 percent. Following the completion of the Merger on June 27, 2017, FCA distributed its entire interest in GEDI to holders of FCA common shares on July 2, 2017 in the ratio of 0.0484 GEDI ordinary shares for each FCA common share.
As a result, the Group recorded a gain of €49 million within Gains on disposal in the Consolidated Income Statement for the year ended December 31, 2017.
Itedi was not classified as a discontinued operation as it did not represent a separate major line of business or geographical area of operations for the Group, or a part of it.
The following table summarizes the assets and liabilities of Itedi S.p.A that were classified as held for sale at December 31, 2016:

At December 31, 2016
(€ million)
Assets classified as held for sale
Goodwill	€54
Other intangible assets	7
Property, plant and equipment	17
Trade receivables	25
Other	17
Total Assets held for sale	€120

Liabilities classified as held for sale
Provisions	€38
Trade payables	19
Debt and Other	40
Total Liabilities held for sale	€97

Ferrari Spin-off and Discontinued Operations
On October 26, 2015, Ferrari N.V., a subsidiary of FCA, completed its initial public offering (“IPO”) in which FCA sold 10 percent of Ferrari N.V. common shares (“Ferrari IPO”) and received net proceeds of approximately €0.9 billion, which resulted in FCA owning 80 percent of Ferrari N.V. common shares, Piero Ferrari owning 10 percent of common shares and public shareholders owning the remaining 10 percent of common shares. The Ferrari IPO was accounted for as an equity transaction, with the effects on Equity attributable to owners of the parent being as follows:

At October 26, 2015
(€ million)
Consideration received	€866
Less: Carrying amount of equity interest sold	(7)
Effect on Equity attributable to owners of the parent	€873

In connection with the Ferrari IPO and in preparation for the spin-off of the remaining common shares of Ferrari N.V. owned by FCA, FCA carried out an internal corporate restructuring. As part of this reorganization, FCA transferred its shares of Ferrari S.p.A. to Ferrari N.V. and also provided a capital contribution to Ferrari N.V., while Ferrari N.V. issued a note payable to FCA in the amount of €2.8 billion. This internal restructuring was a common control transaction and did not have an accounting impact on the Consolidated Financial Statements. As a result, and in connection with the transactions in which Piero Ferrari exchanged his shares in Ferrari S.p.A. for Ferrari N.V. shares, FCA paid €280 million to Piero Ferrari as consideration for the dilution of his share value due to the issuance of the €2.8 billion note payable, which was recorded as a reduction to non-controlling interests.
On December 3, 2015, an extraordinary general meeting of FCA shareholders was held, whereby the transactions intended to separate FCA’s remaining ownership interest in Ferrari N.V. and to distribute that ownership interest to holders of FCA shares and mandatory convertible securities were approved.
As the spin-off of Ferrari N.V. became highly probable with the aforementioned shareholders' approval and since it was available for immediate distribution at that date, the Ferrari segment met the criteria to be classified as a disposal group held for distribution to owners and a discontinued operation pursuant to IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations at December 31, 2015. Since Exor N.V., which controls and consolidates FCA (refer to Note 24, Related party transactions), continued to control and consolidate Ferrari N.V. after the spin-off, this was deemed to be a common control transaction and was accounted for at book value.
The operating results of Ferrari were excluded from the Group's continuing operations and presented as a single line item within the Consolidated Income Statement, Consolidated Statement of Comprehensive Income and Consolidated Statement of Cash flows for the year ended December 31, 2015.
The following table summarizes the operating results of Ferrari that were excluded from the Consolidated Income Statement for the year end December 31, 2015:

For the year ended December 31, 2015 (1)
(€ million)
Net revenues	€2,596
Expenses	2,152
Net financial expenses/(income)	16
Profit before taxes from discontinued operations	428
Tax expense	144
Profit from discontinued operations, net of tax	€284
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(1) Amounts presented are not representative of the income statement and the financial position of Ferrari on a stand-alone basis; amounts are net of transactions between Ferrari and other companies of the Group.
The spin-off of Ferrari N.V. from the Group was completed on January 3, 2016. The assets and liabilities of the Ferrari segment were distributed to holders of FCA shares and mandatory convertible securities without any gain or loss on distribution. FCA shareholders received one common share of Ferrari N.V. for every ten common shares of FCA and holders of the mandatory convertible securities were entitled to receive 0.77369 common shares of Ferrari N.V. for each mandatory convertible security of U.S.$100 notional amount held of record on January 5, 2016. In addition, FCA shareholders participating in the FCA loyalty voting structure received one special voting share of Ferrari N.V. for every ten special voting shares of FCA held of record on January 5, 2016. On January 13, 2016, holders of FCA shares also received a cash payment of €0.01, less any required applicable withholding tax, for each share held of record as of January 5, 2016.
Deconsolidation of FCA Venezuela
Throughout 2017, macroeconomic conditions in Venezuela continued to deteriorate. In the second quarter of 2017, asset impairment charges of €21 million relating to certain real estate assets in Venezuela were recognized, recorded within Selling, general and other costs. In December 2017, due to the restrictive monetary policy in Venezuela coupled with the inability to pay dividends and the U.S. Dollar obligations, as well as the deteriorating economic conditions, which has constrained the ability to maintain normal production in Venezuela, we concluded we are no longer able to exert control over our Venezuela operations in order to affect our returns. As such, in accordance with IFRS 10 - Consolidated Financial Statements, as of December 31, 2017, we deconsolidated our subsidiary FCA Venezuela LLC (“FCA Venezuela”), which resulted in a pre-tax, non-cash charge of €42 million recorded within Selling, general and other costs in the Consolidated Income Statement for the year ended December 31, 2017. Upon deconsolidation, FCA's investment in FCA Venezuela was recognized at fair value, which was nil at December 31, 2017 and will be accounted for at cost in subsequent periods.
In March 2016, the Venezuelan government modified its foreign currency exchange systems and the official exchange rate, CENCOEX, was replaced with DIPRO, only available for purchases and sales of essential items, such as food and medicine. In addition, the official exchange rate was devalued from 6.3 VEF to 10 VEF per U.S. Dollar and the SICAD exchange system was terminated. The SIMADI exchange rate was replaced with the “floating” Sistema de Divisa Complementaria, or the “DICOM” exchange rate, available for all transactions not subject to the DIPRO exchange rate. In 2016, the DICOM exchange rate was used to complete the majority of FCA Venezuela's transactions to exchange VEF for U.S. Dollars. At December 31, 2016, the DICOM exchange rate of 674 VEF per U.S. Dollar and total re-measurement charges, including the devaluation and the write-down of SICAD receivables, of €19 million were recorded within Cost of revenues in the Consolidated Income Statement for the year ended December 31, 2016.
In February 2015, the SIMADI rate introduced by the Venezuelan government began trading at 170.0 Venezuelan Bolivar (“VEF”) to U.S. Dollar for entities in the private sector. Also in February 2015, the Venezuelan government also announced that the Supplementary Foreign Currency Administration System (“SICAD I”) and the additional system introduced in March 2014 (“SICAD II”) would be merged into the SICAD, a single exchange system, with a rate starting at 12.0 VEF to U.S. Dollar. As of March 31, 2015, the SICAD exchange rate was expected to be used to complete the majority of FCA Venezuela's transactions and as such, it was deemed the appropriate rate to use to convert our VEF denominated monetary assets and liabilities to U.S. Dollar. At June 30, 2015, the Group then adopted the SIMADI exchange rate and recorded a re-measurement charge on our VEF denominated net monetary assets in Venezuela of €53 million using an exchange rate of 197.3 VEF per U.S. Dollar. In addition, we recorded a €27 million charge for the write-down of inventory in Venezuela, as due to pricing controls, we were unable to increase VEF sales prices to compensate for the devaluation. The total charge of €80 million was recorded within Cost of revenues in the Consolidated Income Statement for the year ended December 31, 2015.
The following significant transactions with non-controlling interests occurred:
2017

•
Disposal of the 16.0 percent of the Group's interest in FMM Pernambuco to the minority interest in January 2017, and subsequent loss of control during the third quarter of 2017 resulting in a gain on disposal of €19 million.

2016

•	There were no significant transactions with non-controlling interests.
2015

•
Acquisition of the remaining 15.2 percent interest in Teksid S.p.A. from Renault in December 2015. As a result, all the rights and obligations arising from the previous shareholder agreement between FCA and Renault, including the put option, were canceled.